Financial Expenses, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial Expenses, Net [Abstract]
Interest and exchange rate expenses on long-term loans	$ 126	$ 166	$ 159
Expenses on short-term credit and bank charges	281	464	342
Effect of exchange rate differences on other expenses and net loss (gain) from derivative Instruments	137	110	109
Other financing expenses (income), net	(1)		(1)
Financial expenses, net	$ 543	$ 740	$ 609